Eaton Vance
California Municipal Income Trust
August 31, 2023
Portfolio of Investments (Unaudited)

Corporate Bonds — 1.4%
Security	Principal Amount (000's omitted)	Value
Other — 1.4%
Morongo Band of Mission Indians, 7.00%, 10/1/39(1)	$1,040	$ 1,082,879
Total Corporate Bonds (identified cost $1,087,687)		$ 1,082,879

Tax-Exempt Municipal Obligations — 127.7%
Security	Principal Amount (000's omitted)	Value
Education — 13.3%
California State University, 5.00%, 11/1/41(2)	$6,275	$ 6,502,218
University of California, 5.00%, 5/15/46(2)	4,075	4,211,023
		$ 10,713,241
Electric Utilities — 9.2%
Los Angeles Department of Water and Power, CA, Power System Revenue, 5.00%, 7/1/42(2)	$4,000	$ 4,189,120
Sacramento Municipal Utility District, CA, 5.00%, 8/15/50(2)	3,000	3,211,980
		$ 7,401,100
Escrowed/Prerefunded — 0.7%
California Statewide Communities Development Authority, (The Redwoods, a Community of Seniors), Prerefunded to 11/15/23, 5.125%, 11/15/35	$535	$ 537,087
		$ 537,087
General Obligations — 31.5%
ABC Unified School District, CA, (Election of 2018), 4.00%, 8/1/47	$1,000	$ 966,270
Alum Rock Union Elementary School District, CA, (Election of 2016):
4.00%, 8/1/42	380	363,166
5.25%, 8/1/47	1,000	1,079,210
Brentwood Union School District, CA, (Election of 2016), 5.25%, 8/1/47	1,350	1,475,915
Brisbane School District, CA, (Election of 2020), 3.00%, 8/1/49	1,135	845,643
California:
4.85%, 12/1/46	1,500	1,563,855
5.00%, 9/1/52(2)	3,500	3,792,950
La Canada Unified School District, CA, (Election of 2017), 5.75%, 8/1/50	1,000	1,158,640
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Modesto High School District, CA, (Election of 2022), 4.00%, 8/1/52	$2,000	$ 1,905,440
Pasadena Area Community College District, CA, 4.00%, 8/1/52	1,250	1,200,925
San Diego Unified School District, CA, (Election of 2012), 5.00%, 7/1/47(2)	6,000	6,251,040
San Jose-Evergreen Community College District, CA, (Election of 2016), 4.00%, 9/1/43	500	498,255
San Rafael City High School District, CA, (Election of 2022), 4.25%, 8/1/47	1,500	1,502,145
South Bay Union School District, CA, (Election of 2018), 4.00%, 8/1/47	1,000	939,020
Westminster School District, CA, (Election of 2016), 4.00%, 8/1/47	1,900	1,835,913
		$ 25,378,387
Hospital — 21.7%
California Health Facilities Financing Authority, (Cedars-Sinai Health System), 4.00%, 8/15/48	$2,685	$ 2,610,948
California Health Facilities Financing Authority, (City of Hope):
5.00%, 11/15/32	635	635,044
5.00%, 11/15/35	910	908,635
California Health Facilities Financing Authority, (Kaiser Permanente):
4.00%, 11/1/44(2)	6,000	5,900,040
4.00%, 11/1/44	1,500	1,475,010
California Health Facilities Financing Authority, (Lucile Salter Packard Children's Hospital at Stanford), 4.00%, 5/15/51	1,250	1,162,488
California Public Finance Authority, (Henry Mayo Newhall Hospital), 5.00%, 10/15/47	1,000	969,000
California Public Finance Authority, (Sharp HealthCare), 5.00%, 8/1/47(2)	3,750	3,879,337
		$ 17,540,502
Housing — 4.9%
California Municipal Finance Authority, (Caritas), 4.00%, 8/15/56	$325	$ 267,322
CMFA Special Finance Agency, CA, (Solana at Grand), 4.00%, 8/1/56(1)	475	388,170
CSCDA Community Improvement Authority, CA, (Pasadena Portfolio), Essential Housing Revenue, Social Bonds, 3.00%, 12/1/56(1)	1,075	707,694
Independent Cities Finance Authority, CA, (Augusta Communities Mobile Home Park Pool), 5.25%, 5/15/56	1,500	1,526,025
Independent Cities Finance Authority, CA, (Castle Mobile Estates), 3.00%, 5/15/56	560	374,461

Eaton Vance
California Municipal Income Trust
August 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Housing (continued)
Independent Cities Finance Authority, CA, (Vista de Santa Barbara Mobilehome Park):
3.00%, 9/15/46	$325	$ 239,106
3.00%, 9/15/56	650	431,496
		$ 3,934,274
Insured - Escrowed/Prerefunded — 5.9%
Foothill/Eastern Transportation Corridor Agency, CA, (AGC), (AGM), Escrowed to Maturity, 0.00%, 1/1/26	$5,130	$ 4,760,999
		$ 4,760,999
Insured - General Obligations — 10.5%
Bakersfield City School District, CA, (Election of 2016), (BAM), 3.00%, 11/1/51	$500	$ 365,910
Coalinga-Huron Recreation and Park District, CA, (Election of 2016), (BAM), 3.00%, 8/1/50	250	178,595
McFarland Unified School District, CA, (Election of 2020), (BAM), 3.00%, 11/1/49	250	179,045
Moreno Valley Unified School District, CA, (Election of 2014), (AGM), 4.125%, 8/1/50	1,500	1,458,240
Mountain Empire Unified School District, CA, (Election of 2018), (BAM), 6.00%, 8/1/42	1,000	1,146,950
Oxnard School District, CA, (Election of 2022), (BAM), 4.125%, 8/1/50	500	478,390
Pittsburg Unified School District, CA, (Election of 2018), (AGM), 4.25%, 8/1/49	250	243,645
Sweetwater Union High School District, CA, (Election of 2000), (AGM), 0.00%, 8/1/25	4,720	4,396,538
		$ 8,447,313
Insured - Hospital — 0.1%
California Statewide Communities Development Authority, (Enloe Medical Center), (AGM), 5.25%, 8/15/52	$40	$ 42,834
		$ 42,834
Insured - Transportation — 9.1%
Alameda Corridor Transportation Authority, CA:
(AMBAC), 0.00%, 10/1/29	$5,000	$ 4,027,300
(NPFG), 0.00%, 10/1/31	4,500	3,348,585
		$ 7,375,885
Insured - Water and Sewer — 2.2%
Mountain House Financing Authority, CA, Utility Systems Revenue, Green Bonds, (BAM), 4.25%, 12/1/52	$750	$ 729,045
Security	Principal Amount (000's omitted)	Value
Insured - Water and Sewer (continued)
Pittsburg Public Financing Authority, CA, Water Revenue, (AGM), 5.00%, 8/1/52	$1,000	$ 1,059,910
		$ 1,788,955
Lease Revenue/Certificates of Participation — 1.1%
California Public Works Board, 5.00%, 11/1/38	$915	$ 916,574
		$ 916,574
Other Revenue — 1.1%
California Community Choice Financing Authority, Clean Energy Project Revenue, Green Bonds, 5.00% to 8/1/29 (Put Date), 12/1/53	$500	$ 515,160
Golden State Tobacco Securitization Corp., CA, 5.00%, 6/1/51	365	379,206
		$ 894,366
Senior Living/Life Care — 1.2%
California Municipal Finance Authority, (HumanGood - California Obligated Group), 4.00%, 10/1/49	$750	$ 658,552
California Public Finance Authority, (Enso Village):
Green Bonds, 2.375%, 11/15/28(1)	35	33,758
Green Bonds, 5.00%, 11/15/46(1)	350	313,282
		$ 1,005,592
Special Tax Revenue — 3.0%
Aliso Viejo Community Facilities District No. 2005-01, CA, Special Tax Revenue, (Glenwood at Aliso Viejo), 5.00%, 9/1/30	$495	$ 498,678
Los Angeles County Community Facilities District No. 3, CA, (Valencia/Newhall Area):
5.00%, 9/1/24	240	240,293
5.00%, 9/1/25	335	335,408
5.00%, 9/1/26	240	240,293
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	1,140	1,106,256
		$ 2,420,928
Transportation — 12.2%
Bay Area Toll Authority, CA, (San Francisco Bay Area), 4.125%, 4/1/54	$1,000	$ 990,460
California Municipal Finance Authority, (LINXS Automated People Mover), (AMT), 5.00%, 12/31/47	3,000	2,963,490

Eaton Vance
California Municipal Income Trust
August 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Los Angeles Department of Airports, CA, (AMT), 5.00%, 5/15/43(2)	$5,000	$ 5,153,050
San Francisco City and County Airport Commission, CA, (San Francisco International Airport), (AMT), 5.00%, 5/1/45	750	769,417
		$ 9,876,417
Total Tax-Exempt Municipal Obligations (identified cost $103,797,805)		$103,034,454

Taxable Municipal Obligations — 9.4%
Security	Principal Amount (000's omitted)	Value
Education — 3.8%
California Educational Facilities Authority, (Loyola Marymount University), Green Bonds, 4.842%, 10/1/48	$3,000	$ 2,572,530
California Municipal Finance Authority, (Albert Einstein Academies), 3.75%, 8/1/31(1)	605	507,819
		$ 3,080,349
Hospital — 5.6%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$2,500	$ 2,474,275
California Statewide Communities Development Authority, (Marin General Hospital), 4.821%, 8/1/45	2,500	2,049,350
		$ 4,523,625
Total Taxable Municipal Obligations (identified cost $8,583,587)		$ 7,603,974

Trust Units — 1.2%
Security	Notional Amount (000's omitted)	Value
Transportation — 1.2%
HTA TRRB 2005L-745190UR7 Assured Custodial Trust, 5.25%, 7/1/41	$1,000	$ 996,940
Total Trust Units (identified cost $994,570)		$ 996,940
Total Investments — 139.7% (identified cost $114,463,649)		$112,718,247
Other Assets, Less Liabilities — (39.7)%		$(32,049,168)
Net Assets — 100.0%		$ 80,669,079
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At August 31, 2023, the aggregate value of these securities is $3,033,602 or 3.8% of the Trust's net assets.
(2)	Security represents the municipal bond held by a trust that issues residual interest bonds.
The Trust invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At August 31, 2023, 19.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.7% to 10.6% of total investments.
Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
NPFG	– National Public Finance Guarantee Corp.

Eaton Vance
California Municipal Income Trust
August 31, 2023
Portfolio of Investments (Unaudited) — continued

The Trust did not have any open derivative instruments at August 31, 2023.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At August 31, 2023, the hierarchy of inputs used in valuing the Trust's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 1,082,879	$ —	$ 1,082,879
Tax-Exempt Municipal Obligations	—	103,034,454	—	103,034,454
Taxable Municipal Obligations	—	7,603,974	—	7,603,974
Trust Units	—	996,940	—	996,940
Total Investments	$ —	$112,718,247	$ —	$112,718,247
For information on the Trust's policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust's most recent financial statements included in its semiannual or annual report to shareholders.
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